Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
LOSS FOR THE YEAR	$ (728.3)	$ (316.5)	$ (171.2)
ADJUSTMENT TO NET INCOME FOR ITEMS NOT AFFECTING CASH
Depreciation of property plant and equipment	163.6	113.8	159.2
Realization of government grants	(4.6)	(2.1)	(3.6)
Amortization of intangible assets	128.5	95.9	112.8
Realization of contribution from suppliers	(8.3)	(22.4)	(22.0)
Loss for inventory obsolescence	16.6	20.5	18.3
Adjustment to market value, inventory, property plant and equipment and intangible	8.3	102.3	99.5
Expect credit losses (reversal) and receivables written-off	37.4	(3.1)	(7.8)
Losses on fixed assets disposal	15.2	28.6	19.8
Deferred income tax and social contribution	104.7	33.2	(21.2)
Accrued interest	24.6	1.5	(6.4)
Interest on marketable securities, net	(0.4)	(30.9)	(33.6)
Equity in associates gains and losses	(2.7)	0.2	0.4
Share-based remuneration			0.1
Foreign exchange gain (loss), net	77.1	(10.3)	20.7
Mark to market of the residual value guarantees	(9.7)	4.2	16.5
Other provisions	23.6	20.4	9.8
Other	(3.2)	(3.9)	(7.2)
CHANGES IN ASSETS
Financial investments	(513.0)	507.8	790.8
Derivative financial instruments	(2.1)	4.0	23.9
Collateralized accounts receivable and accounts receivable	42.6	205.3	(16.0)
Contract assets	33.9	(152.3)	104.1
Customer and commercial financing	(38.4)	1.1	4.6
Inventories	(34.6)	147.3	(281.9)
Guarantee deposits	(0.7)	348.6
Other assets	(72.5)	13.2	43.5
CHANGES IN LIABILITIES
Trade accounts payable	(314.0)	(44.6)	70.1
Non-recourse and recourse debt	(3.8)	(323.7)	(22.6)
Other payables	(48.7)	(28.7)	(16.3)
Contribution from suppliers		4.5	125.5
Contract liabilities	(134.5)	200.6	101.2
Taxes and payroll charges payable	(38.2)	2.6	30.7
Financial guarantees	(5.4)	(16.0)	(21.2)
Unearned income	(3.2)	(7.3)	(12.9)
NET CASH GENERATED (USED) IN OPERATING ACTIVITIES	(1,290.2)	893.8	1,107.6
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(102.3)	(284.5)	(154.3)
Proceeds from sale of property, plant and equipment	10.7	0.1	0.3
Additions to intangible assets	(121.4)	(283.3)	(290.3)
Additions investments in subsidiaries and affiliates	(1.8)	(2.5)	(2.4)
Acquisition of subsidiary, net of cash acquired	(4.1)
Financial investments	113.1	977.8	(76.5)
Dividends received	0.5	0.1	0.1
NET CASH GENERATED (USED) IN INVESTING ACTIVITIES	(105.3)	407.7	(523.1)
FINANCING ACTIVITIES
Proceeds from borrowings	2,079.1	400.5	124.0
Repayment of borrowings	(1,061.8)	(645.9)	(596.3)
Dividends and interest on own capital		(2.0)	(40.6)
Proceeds from stock options exercised	0.4	2.2	9.5
Lease payments	(9.0)	(11.8)
NET CASH GENERATED (USED) IN FINANCING ACTIVITIES	1,008.7	(257.0)	(503.4)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(386.8)	1,044.5	81.1
Effects of exchange rate changes on cash and cash equivalents	(37.8)	(17.7)	(71.0)
Cash and cash equivalents at the beginning of the period	2,307.7	1,280.9	1,270.8
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 1,883.1	$ 2,307.7	$ 1,280.9